Fair Value Measurements (Narratives) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Fair Value Disclosures [Abstract]
Asset impairments	$ 0	$ 0	$ 0